Fresh Start Accounting - Reorganization Adjustments, Other Current Assets (Details) $ in Millions	7 Months Ended
Sep. 30, 2022 USD ($)
Reorganizations [Abstract]
Expense of Predecessor Directors & Officers insurance policy	$ (17)
Expense of the Commitment Premium and other capitalized debt issuance costs	(24)
Recognition of the right-of-use asset associated with the modified West Linus bareboat lease	24
Change in other current assets	$ (17)